Related party transactions	6 Months Ended
Jun. 30, 2024
Related party transactions
Related party transactions

16Related party transactions

Key management personnel compensation

Key management personnel are the members of the Board and executive officers.

	June 30,	June 30,
	2024	2023
	£ 000	£ 000
Salaries and other short term employee benefits	625	460
Payments to defined contribution pension schemes	7	7
Share-based payments	1,325	56
	1,957	523

Aggregate gains made on the exercise of share options for the Directors during the period totalled £nil thousand (June 30, 2023: £8,156 thousand).

Summary of transactions with other related parties

On September 11, 2023 the Company appointed Stuart Simpson as Chief Financial Officer and on May 1, 2024 the Company appointed Stuart Simpson as Chief Executive Officer, replacing Stephen Fitzpatrick who remains a member of the Board of Directors. Subsequent to the period end, on July 1, 2024, Stuart Simpson was awarded 2 million share options, vesting on a quarterly basis until March 31, 2028.

Also on May 1, 2024 the Company appointed Ben Story as a member of the Board of Directors. During the period a total of 322,469 share options and restricted stock units were awarded to independent members of the Board of Directors.

On February 22, 2024 the Company entered into the SF Investment Agreement with Imagination Aero Ltd., a company wholly owned by Stephen Fitzpatrick, pursuant to which Imagination Aero agreed to purchase, and the Company agreed to issue and sell to Imagination Aero, up to $50 million of (i) newly issued ordinary shares and (ii) 50,000,000 SF Warrants. In accordance with the SF Investment Agreement, on March 13, 2024, $25 million in gross proceeds were received and, in the third quarter of 2024, subject to the terms of the SF Investment Agreement, the Company expects to receive up to an additional $25 million in consideration for additional newly issued ordinary shares.

On August 14, 2024, the Company and Imagination Aero mutually agreed an amendment to the SF Investment Agreement, whereby the remainder of Imagination Aero’s purchase commitment, comprising up to $25 million of newly issued ordinary shares of the Company, falls due no later than 10 business days of December 31, 2024.

In the first six months of 2024, Imagination Industries Ltd, a company controlled by Stephen Fitzpatrick provided and charged the Group with services totalling £42 thousand (2023: £42 thousand), of which £21 thousand was outstanding as at June 30, 2024 (June 30, 2023: £nil).